Schedule of Share-based Compensation, Stock Options, Activity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1		1,788,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2		0.88
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3		972,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4		0.73
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5		409,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6		1.9
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7		924,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8		1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9		0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10		0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11		0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12		0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 13		(130,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 14		1.05
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 15		(108,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 16		0.7
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 17		2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 18		1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 19		1,788,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 20		0.88
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 21		1,749,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 22		0.99
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 23		1,490,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 24		0.85
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1	2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3	1,788,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4	0.88
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7	409,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8	1.9
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9	(110,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 13	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 15	(130,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 16	1.05
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 17	1,957,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 18	1.08
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 19	2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 20	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 21	1,757,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 22	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 23	1,749,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 24	0.99